Shareholders' Equity	6 Months Ended
Apr. 30, 2026
Shareholders’ Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 16 – SHAREHOLDERS’ EQUITY

As of April 30, 2026 and October 31, 2025, the Group had 512,757  and 12,558 shares issued and outstanding.

On October 31, 2020, pursuant to a special resolution adopted by its shareholders to amend and restate the memorandum and articles of associations, the Group conducted a subdivision of its par value with each share of a par value of $0.09 of the authorized share capital of the Group (including issued and unissued share capital) be subdivided into 5 shares of a par value of $0.018 each (the “Share Subdivision”). Immediately following the Share Subdivision, the authorized share capital of the Group was $27,778 divided into 2,777,778 shares of a par value of $0.018 each, and the total issued and outstanding shares were 277,778.

Subsequent to the Share Subdivision, the Group increased its authorized share capital from 2,777,778 shares to 8,333,333 shares with a par value of $0.018 per share, and issued a stock dividend on 2 for 1 on post-Share Subdivision basis, whereby each shareholder holding 1 share of the 277,778 shares outstanding immediately preceding this stock dividend was issued an additional 2 shares; therefore, a total of 555,556 shares were issued; immediately following this transaction, there were a total of 833,333 shares issued and outstanding. All shares and per share amounts for all periods presented herein have been adjusted to reflect the Share Subdivision and stock dividend as if it had occurred at the beginning of the first period presented.

On May 20, 2021, we issued 288,889 ordinary shares to the investors in connection with the closing of the initial public offering at the offering price of $90.00 per share.

On October 28, 2022, the Group issued 11,111 ordinary shares to a non-related party as service compensation for $60,000

For the year ended October 31, 2022, the Group also issued 162,138 ordinary shares for conversion of note payable in the amount of $2,236,684.

For the years ended October 31, 2023, the Group issued 598,943 ordinary shares for conversion of note payable in the amount of $1,720,800, issued 1,925,259 ordinary shares for net cash proceeds in the amount of $3,568,599, and issued 177,778 ordinary shares for compensation in the amount of $2,717,326.

On September 29, 2025, the Group entered into a share purchase agreement with certain investors, pursuant to which the Group agreed to sell and issue a total of 9,220,000 Ordinary Shares to the Investors at a purchase price of US$0.60 per share, in a registered direct offering of $5.532 million of its securities (the “Offering”). Concurrently with that Offering, in a private placement under Rule 506 of Regulation D, we also issued to the investors the Warrants, which are exercisable immediately for an aggregate of 18,440,000 Ordinary Shares. The Warrants have a term of five and a half years and an exercise price of $0.60 per Ordinary Share, subject to certain adjustments. The closing of the Offering occurred on September 30, 2025.

Reverse Stock Split

On February 15, 2024, the Group’s shareholders approved by ordinary resolution a share consolidation or reverse stock split of the Group’s ordinary shares at a ratio of one-for-thirteen, such that each thirteen ordinary shares of the Group shall be combined into one ordinary share of the Group (the “Share Consolidation”). This consolidation was subsequently effected, resulting in the combination of every thirteen ordinary shares into one.

On October 24, 2025, the Group’s shareholders approved by ordinary resolution a share consolidation or reverse stock split of the Group’s ordinary shares at a ratio of one-for-forty, such that each forty ordinary shares of the Group (with a par value of $0.00195 per share) shall be combined into one ordinary share of the Group. This consolidation was effected on December 10, 2025, resulting in the par value of the Group’s ordinary shares being adjusted from $0.00195 per pre-Consolidation share to $0.078 per post-Consolidation share.

On February 6, 2026, the Group held its 2026 Extraordinary General Meeting of Shareholders. Shareholders approved: I. An increase in authorized share capital from US$9,750,000 (125,000,000 ordinary shares, par value US$0.078) to US$97,500,000 (1,250,000,000 ordinary shares, par value US$0.078). II. A discretionary 100-for-1 share consolidation, with par value to become US$7.8 per share; no fractional shares will be issued, and fractions will be rounded up to whole shares.

Private Placement

On April 28, 2023, the Group entered into a Subscription Agreement with selected accredited investors (collectively, the “Investors”). Pursuant to the Subscription Agreement, the Group has agreed to issue and sell to the Investors an aggregate of 8,000,000 units at a price of $0.15 per unit for an aggregate purchase price of $1,200,000 in a private placement.

Each unit is comprised of one (1) ordinary share, par value $0.001 per share (the “Ordinary Share”), and five (5) warrants to purchase one Ordinary Share (collectively, the “Warrants”). Each Warrant is exercisable to purchase one Ordinary Share at a price of $0.35 per share at any time from six (6) months after the closing (November 5, 2023).

The closing occurred on May 5, 2023, and the Group received proceeds of $1.2 million.

On September 12, 2023, the Group entered into a securities purchase agreement with certain non-affiliated accredited institutional investors pursuant to which the Group agreed to sell an aggregate of 62,242 restricted ordinary shares, par value $0.018 per share, of the Group for gross proceeds of $66,600. The Offering closed on September 18, 2023.

On October 20, 2023, the Group entered into certain securities purchase agreement with certain “non-U.S. Persons”, pursuant to which the Group agreed to sell an aggregate of 113,636,360 units (the “Units”), each Unit consisting of one ordinary share of the Group, par value $0.018 per share and a warrant to purchase three Shares with an initial exercise price of $1.10, at a price of $0.44 per Unit, for an aggregate purchase price of approximately $50 million. The Warrants are exercisable immediately upon the date of issuance at an initial exercise price of $1.10, for cash. The Warrants may also be exercised cashlessly if at any time after the six-month anniversary of the issuance date, there is no effective registration statement registering, or no current prospectus available for, the resale of the Warrant Shares. The Warrants shall expire five years from its date of issuance. The Warrants are subject to customary anti-dilution provisions reflecting stock dividends and splits or other similar transactions. The Offering closed on December 21, 2023.

On October 17, 2024, the Group entered into a securities purchase agreement with certain investors (the “Purchasers”) pursuant to which the Group agreed to sell an aggregate of 500,000 ordinary shares, par value $0.00195 per share, of the Group at a price of $0.72 per share, for aggregate gross proceeds of $360,000.

On October 7, 2025, the Group entered into a securities purchase agreement (the “Purchase Agreement”) with certain Non U.S. investors (collectively, the “Purchasers”) pursuant to which the Group agreed to sell to the Purchasers an aggregate of 30,000,000 Ordinary Shares, of the Group at a price of $0.40 per share and warrants to purchase an aggregate of 90,000,000 Ordinary Shares.

On December 12, 2025, the Group entered into a securities purchase agreement with an institutional accredited investor pursuant to which the Group agreed to sell an aggregate of 137,000 ordinary shares and pre-funded warrants to purchase up to 1,463,000 ordinary shares. The ordinary shares were priced at $2.50 per share and the pre-funded warrants bear an exercise price of $0.078 per share. The offering closed on December 15, 2025, with aggregate gross proceeds of approximately $4 million.

On February 12, 2026, the Group entered into a securities purchase agreement with certain investors to sell an aggregate of 40,000,000 ordinary shares at $1.50 per share, for total gross proceeds of $60,000,000. The purchase price may be paid in fiat currency or cryptocurrencies. The transaction is expected to close in the first quarter of 2026.

On March 17, 2026, the Group filed a registration statement on Form S-8 with the U.S. Securities and Exchange Commission to register 8,400,000 ordinary shares, par value USD 0.078 per share, issuable pursuant to the Group’s 2026 Equity Incentive Plan (the “Plan”). On April 30, 2026, the Group successfully granted 1,680,000 ordinary shares to each of its five employees (for a total of 8,400,000 shares), representing a formal issuance under the Group’s 2026 Equity Incentive Plan. The shares have an exercise price of USD 0 and are freely tradable immediately upon grant.